Organization (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenues	$ 128,420	$ 122,233	$ 85,448
Cost of revenues	(134,443)	(103,494)	(64,943)
Total gross profit	(6,023)	18,739	20,505
Operating expenses:
Sales and marketing expenses	(2,456)	(4,252)	(3,050)
General and administrative expenses	(52,031)	(18,616)	(7,081)
Research and development expenses	(6,338)	(6,194)	(5,395)
Total operating expenses	60,825	29,262	15,538
Other operating income	180	2,116	3,738
Operating (loss) income	(66,668)	(8,407)	8,705
(Loss) income from discontinued operation, before income taxes	(1,300)	408	(3,421)
Income tax benefit (expense)	331	2,342	3,244
(Loss) income from discontinued operations	(2,810)	139	(2,147)
VIE [Member]
Net revenues	27,359	32,074	35,138
Cost of revenues	(18,587)	(23,647)	(30,493)
Total gross profit	8,772	8,427	4,645
Operating expenses:
Sales and marketing expenses	(5,067)	(4,979)	(4,322)
General and administrative expenses	(3,691)	(2,702)	(3,479)
Research and development expenses	(1,320)	(249)	(347)
Total operating expenses	(10,078)	(7,930)	(8,148)
Other operating income			38
Operating (loss) income	(1,306)	497	(3,465)
Interest income (expense), net	10	(35)	102
Other (expense) income, net	(4)	(54)	(58)
(Loss) income from discontinued operation, before income taxes	(1,300)	408	(3,421)
Income tax benefit (expense)	(1,641)	23	585
(Loss) income from discontinued operations	$ (2,941)	$ 431	$ (2,836)